Share Based Payments - Equity incentive plan - Non-vested share awards (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Number of Shares
Non-vested, December 31, 2012	58,335
Granted	450,000
Vested	(169,335)
Non-vested, December 31, 2013	339,000
Weighted Average Fair Value
Non-vested, December 31, 2012	$ 10.08
Granted	$ 4.41
Vested	$ 7.19
Non-vested, December 31, 2013	$ 4.75